Leases - Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Undiscounted minimum lease payments:
Undiscounted minimum lease payments:	$ 1,140	$ 437
Effect of discounting	(468)
Present value of minimum lease payments - total lease liabilities	672	$ 680	$ 338
Less current portion	(160)		(32)
Long-term lease liabilities	512		$ 306
Less than one year
Undiscounted minimum lease payments:
Undiscounted minimum lease payments:	162
Two to three years
Undiscounted minimum lease payments:
Undiscounted minimum lease payments:	193
Four to five years
Undiscounted minimum lease payments:
Undiscounted minimum lease payments:	109
Thereafter
Undiscounted minimum lease payments:
Undiscounted minimum lease payments:	$ 676